[SBG LOGO] The Security Benefit
           Group of Companies
--------------------------------------------------------------------------------

May 1, 2003

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street NW
Washington, DC 20549

Subj:  SBL VARIABLE ANNUITY ACCOUNT XIV (ADVISORDESIGNS)
       Post Effective Amendment Nos. 4 and 9
       File Nos.: 811-10011 & 333-52114

Dear Sir/Madam:

In accordance  with the  provisions of Rule 497(j) under the  Securities  Act of
1933,  please  accept  this  letter as  certification  that the  Prospectus  and
Statement  of  Additional   Information  for  Variable  Annuity  Account  XIV  -
AdvisorDesigns  does not differ from that contained in Post-Effective  Amendment
No. 4 under the Securities Act of 1933 and Post-Effective  Amendment No. 9 under the  Investment  Company Act of 1940.  This  Post-Effective  Amendment was filed electronically on April 30, 2003.

If  you  have  any  questions  concerning  this  filing,  please  contact  me at
(785) 438-3226.

Sincerely,

AMY J. LEE

Amy J. Lee
Vice President and Associate General Counsel
Security Benefit Life Insurance Company

   One Security Benefit Place * Topeka, Kansas 66636-0001 * (785) 438-3000 *
                             www.securitybenefit.com